Expense Example - PGIM Government Money Market Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years
USD ($)	64	200	349	780	60	189	329	747	43	136	238	535